Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GORMAN RUPP CO
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		20,996,893
Entity Public Float			$ 388,384,369
Amendment Flag	false
Entity Central Index Key	0000042682
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 375,691	$ 359,490	$ 296,808
Cost of products sold	285,540	271,653	220,471
Gross profit	90,151	87,837	76,337
Selling, general and administrative expenses	47,968	44,843	37,378
Operating income	42,183	42,994	38,959
Other income	907	409	362
Other expense	(643)	(718)	(988)
Income before income taxes	42,447	42,685	38,333
Income taxes	14,244	13,881	12,370
Net income	$ 28,203	$ 28,804	$ 25,963
Earnings per share (in Dollars per share)	$ 1.34	$ 1.37	$ 1.24
Average number of shares outstanding (in Shares)	20,993,893	20,987,663	20,905,728

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 28,203	$ 28,804	$ 25,963
Cumulative translation adjustments	437	(886)	139
Pension and postretirement medical liability adjustments, net of tax	(675)	(5,730)	1,549
Total adjustments	(238)	(6,616)	1,688
Non controlling interest			20
Comprehensive income	$ 27,965	$ 22,188	$ 27,671

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 20,119	$ 20,142
Short-term investments	254	1,060
Accounts receivable, net	58,712	56,419
Raw materials and in-process	23,967	30,480
Finished parts	52,607	36,451
Finished products	14,324	6,262
	90,898	73,193
Deferred income taxes	2,803	2,711
Prepaid and other	2,889	2,347
Total current assets	175,675	155,872
Land	3,048	2,270
Buildings	96,261	91,395
Machinery and equipment	143,471	132,743
	242,780	226,408
Accumulated depreciation	119,714	112,059
Property, plant and equipment - net	123,066	114,349
Deferred income taxes	153	205
Other	4,003	2,793
Goodwill and other intangible assets - net	32,286	25,481
	335,183	298,700
Accounts payable	14,897	15,679
Short-term debt	22,000	10,000
Payroll and employee related liabilities	10,646	10,283
Commissions payable	7,568	7,757
Accrued expenses	9,710	7,154
Total current liabilities	64,821	50,873
Pension benefits	7,517	6,571
Postretirement benefits	22,399	22,705
Deferred and other income taxes	5,727	3,787
Common Shares, without par value: Authorized - 35,000,000 shares; Outstanding - 20,996,893 shares in 2012 and 20,990,893 shares in 2011 (after deducting treasury shares of 642,603 in 2012 and 648,603 in 2011) at stated capital amount	5,130	5,128
Additional paid-in capital	2,693	2,544
Retained earnings	243,178	223,136
Accumulated other comprehensive loss	(16,282)	(16,044)
Total equity	234,719	214,764
	$ 335,183	$ 298,700

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common sharеs - authorizеd (in Shares)	35,000,000	35,000,000
Common sharеs - sharеs outstanding nеt of trеasury sharеs (in Shares)	20,996,893	20,990,893
Common sharеs - nеt of trеasury sharеs (in Shares)	642,603	648,603
Common sharеs, par valuе (in Dollars per share)	$ 0	$ 0

Consolidated Statements of Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balances at Dec. 31, 2009	$ 5,100	$ 498	$ 182,377	$ (11,070)	$ 707	$ 177,612
Net income			25,963		66	26,029
Currency translation adjustments				139	(46)	93
Pension and OPEB adjustments				1,549		1,549
Total comprehensive income			25,963	1,688	20	27,671
Purchase of noncontrolling interest		166		(46)	(727)	(607)
Purchase of 31,250 treasury shares	(8)	(487)	(143)			(638)
Issuance of treasury shares	35	2,223	562			2,820
Cash dividends			(7,024)			(7,024)
Balances at Dec. 31, 2010	5,127	2,400	201,735	(9,428)		199,834
Net income			28,804			28,804
Currency translation adjustments				(886)		(886)
Pension and OPEB adjustments				(5,730)		(5,730)
Total comprehensive income	0	0	28,804	(6,616)	0	22,188
Issuance of treasury shares	1	144	27			172
Cash dividends			(7,430)			(7,430)
Balances at Dec. 31, 2011	5,128	2,544	223,136	(16,044)	0	214,764
Net income			28,203			28,203
Currency translation adjustments				437		437
Pension and OPEB adjustments				(675)		(675)
Total comprehensive income			28,203	(238)		27,965
Issuance of treasury shares	2	149	27			178
Cash dividends			(8,188)			(8,188)
Balances at Dec. 31, 2012	$ 5,130	$ 2,693	$ 243,178	$ (16,282)	$ 0	$ 234,719

Consolidated Statements of Equity (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and OPEB adjustments income tax benefit (in Dollars)	$ 312	$ 3,282	$ 864
Purchase of treasury shares - shares purchased (in Shares)			31,250
Issuance of treasury shares - shares (in Shares)	6,000	6,000	128,750
Cash dividends - per share amount (in Dollars per share)	$ 0.39	$ 0.354	$ 0.336

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 28,203	$ 28,804	$ 25,963
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,066	11,459	10,601
Pension expense	6,946	6,070	3,024
Contributions to pension plan	(7,200)	(7,200)	(7,200)
Deferred income taxes	2,193	1,608	4,166
Other	(213)	250	1,369
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable - net	710	(4,423)	(10,618)
Inventories - net	(8,583)	(21,744)	(1,223)
Accounts payable	(1,911)	3,637	655
Commissions payable	(189)	1,166	2,243
Accrued expenses	4,727	8,211	67
Other	(4,116)	(6,706)	(404)
Net cash provided by operating activities	32,633	21,132	28,643
Capital additions, net	(16,373)	(11,175)	(8,310)
Redemptions (purchases) of short-term investments	805	958	(512)
Payments for acquisitions, net of cash acquired	(20,823)		(33,856)
Net cash used for investing activities	(36,391)	(10,217)	(42,678)
Cash flows from financing activities:
Cash dividends	(8,188)	(7,430)	(7,024)
Proceeds from bank borrowings	17,000	0	35,000
Payments to bank for borrowings	(5,000)	(15,000)	(25,000)
Treasury stock purchase		0	(638)
Purchase of noncontrolling interest			(607)
Net cash provided by (used for) financing activities	3,812	(22,430)	1,731
Effect of exchange rate changes on cash	(77)	(572)	130
Net decrease in cash and cash equivalents	(23)	(12,087)	(12,174)
Cash and cash equivalents:
Beginning of year	20,142	32,229	44,403
End of year	$ 20,119	$ 20,142	$ 32,229

Note A - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note A - Summary of Significant Accounting Policies

Consolidation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated. Earnings per share are calculated based on the weighted-average number of common shares outstanding.

Cash Equivalents and Short-Term Investments

The Company considers highly liquid instruments with maturities of 90 days or less to be cash equivalents. The Company periodically makes short-term investments for which cost approximates fair value. Short-term investments at December 31, 2012 and 2011 consist primarily of certificates of deposit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses from the failure of its customers to make required payments for products delivered. The Company estimates this allowance based on knowledge of the financial condition of customers, review of historical receivables and reserve trends and other relevant information.

Inventories

Inventories are stated at the lower of cost or market. The costs for approximately 73% of inventories at December 31, 2012 and 82% of inventories at December 31, 2011 are determined using the last-in, first-out (LIFO) method, with the remainder determined using the first-in, first-out method (FIFO) applied on a consistent basis. Cost components include materials, inbound freight costs, labor and allocations of fixed and variable overheads on an absorption costing basis.

Long-Lived Assets

Property, plant and equipment are stated on the basis of cost. Repairs and maintenance costs are expensed as incurred. Depreciation for property, plant and equipment and amortization for finite-lived intangible assets are computed principally by the straight-line method over the estimated useful lives of the assets and are included in cost of products sold and selling, general and administrative expenses based on the use of the assets. Depreciation expense was $11.2 million, $10.5 million and $10.2 million during 2012, 2011 and 2010, respectively.

Depreciation of property, plant and equipment is determined based on the following lives:

Buildings (years)	20	-	50
Machinery and equipment (years)	5	-	15
Software (years)	3	-	5

Amortization of finite-lived intangible assets is determined based on the following lives:

Technology and drawings (years)	15	-	20
Customer relationships (years)	9	-	10
Other intangibles (years)	2	-	18

Long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recovered through future net cash flows generated by the assets. Impairment losses may be recorded when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts based on the excess of the carrying amounts over the estimated fair value of the assets.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and indefinite-lived intangible assets recognized in connection with business combinations are not amortized to expense. Indefinite-lived intangible assets primarily consist of trademarks and trade names.  Goodwill and indefinite-lived intangible assets are tested annually for impairment as of October 1, or whenever events or changes in circumstances indicate there may be a possible permanent loss of value in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles-Goodwill and Other.

Goodwill is tested for impairment at the applicable reporting unit level and is based on the net assets for the applicable reporting unit, including goodwill and intangible assets. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

In assessing the qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, we identify and assess relevant drivers of fair value and events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgments and assumptions. The judgements and assumptions include the identification of macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, Company-specific events and share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact.

If our qualitative assessment concludes that it is more likely than not that impairment exists then a quantitative assessment is required. In a quantitative assessment, a discounted cash flow model is used to estimate the fair value of each reporting unit which considers forecasted cash flows discounted at a market based weighted-average cost of capital. The forecasted cash flows are based on the Company’s long-term operating plan and the weighted-average cost of capital is an estimate of the overall after-tax rate of return of market participants. Other valuation techniques including comparative market multiples are used when appropriate. Discount rate assumptions are based on an assessment of the risk inherent in the future cash flows of the respective reporting units.

The Company has completed its annual goodwill impairment test for each year presented and concluded no reporting unit was at risk of failing the impairment test for any periods presented herein.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-02 which amends the rules for testing indefinite-lived intangible assets other than goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount similar to the goodwill impairment testing described above. The Company early-adopted ASU 2012-02 for its October 1, 2012 annual impairment test. The Company has completed its annual impairment test and concluded that the fair value of indefinite-lived intangible assets substantially exceeded the respective carrying values.

Revenue Recognition

The Company’s revenues from product sales are generally recognized when all of the following criteria are met:  persuasive evidence of a sale arrangement exists, the price is fixed or determinable, product delivery has occurred or services have been rendered, there are no further obligations to customers and collectability is probable.  Product delivery occurs when the risks and rewards of ownership and title pass, which normally occurs upon shipment to the customer.

Concentration of Credit Risk

The Company generally does not require collateral from its customers and has a very good collection history.  There were no sales to a single customer that exceeded 10% of total net sales for the years ended December 31, 2012, 2011 or 2010.

Shipping and Handling Costs

The Company classifies all amounts billed to customers for shipping and handling as revenue and reflects related shipping and handling costs in cost of products sold.

Advertising

The Company expenses all advertising costs as incurred, which for the years ended December 31, 2012, 2011 and 2010 totaled $3.5 million, $3.4 million and $3.2 million, respectively.

Product Warranties

A liability is established for estimated future warranty and service claims based on historical claims experience and specific product failures. The Company expenses warranty costs directly to cost of products sold. Changes in the Company’s product warranty liability are:

	2012	2011	2010
Balance at beginning of year	$1,228	$1,543	$1,863
Provision	1,394	1,081	1,217
Claims	(1,489)	(1,396)	(1,537)
Balance at end of year	$1,133	$1,228	$1,543

Foreign Currency Translation

Assets and liabilities of the Company’s operations outside the United States which are accounted for in a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates. Revenues and expenses are translated at weighted-average exchange rates effective during the year. Foreign currency translation gains and losses are included as a component of accumulated other comprehensive income (loss) within equity.

Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in net income.

Fair Value

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximates their fair value.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Certain amounts for 2010 and 2011 have been reclassified to conform to the 2012 presentation.

Note B - Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	Note B – Allowance for Doubtful Accounts The allowance for doubtful accounts was $561,000 and $433,000 at December 31, 2012 and 2011, respectively.

Note C - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
Note C – Inventories

Inventories are stated at the lower of cost or market.  Replacement cost approximates current cost and the excess over LIFO cost is approximately $53.2 million and $50.7 million at December 31, 2012 and 2011, respectively. Allowances for excess and obsolete inventory totaled $3.3 million and $3.0 million at December 31, 2012 and 2011, respectively.

Note D - Financing Arrangements	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note D- Financing Arrangements

On December 17, 2012, the Company borrowed $17.0 million under an unsecured bank loan agreement to finance the acquisition of American Turbine. The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and matures in November 2013.

On October 1, 2010, the Company borrowed $35.0 million under an unsecured bank loan agreement to help finance the acquisition of National Pump Company.  The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and matures in November 2013 after being extended in 2011 and 2012 through first and second amendments to the loan agreement, respectively.  At December 31, 2012 and 2011, $5.0 million and $10.0 million were outstanding against this agreement, respectively.

The Company may borrow up to $20.0 million with interest at LIBOR plus 0.75% or at alternative rates as selected by the Company under an unsecured bank line of credit which matures in November 2013. At December 31, 2012 and 2011, $19.3 million and $20.0 million, respectively, was available for borrowing after deducting $700,000 in outstanding letters of credit in 2012.

The Company also has a $10.0 million unsecured bank line of credit with interest at LIBOR plus 0.75% payable monthly which matures in May 2013. At December 31, 2012 and 2011, $4.9 million and $5.0 million, respectively, was available for borrowing after deducting $5.1 million and $5.0 million in outstanding letters of credit, respectively.

The financing arrangements described above contain nominal restrictive covenants, including limits on additional borrowings and maintenance of certain operating and financial ratios. At December 31, 2012, the Company was in compliance with all requirements.

Interest expense, which approximates interest paid, was $122,000, $179,000 and $175,000 in 2012, 2011 and 2010, respectively.

The Company has operating leases for certain offices, manufacturing facilities, land, office equipment and automobiles. Rental expense relating to operating leases was $1.1 million, $866,000 and $852,000 in 2012, 2011 and 2010, respectively.

The future minimum lease payments due under these operating leases as of December 31, 2012 are:

2013	2014	2015	2016	2017	Thereafter	Total
$919	$781	$398	$356	$218	$1,410	$4,082

Note E - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss [Text Block]
Note E – Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss as reported in the Consolidated Balance Sheets are:

	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2010	$675	$(11,745)	$(11,070)
Current period credit	139	2,413	2,552
Income tax expense	--	(864)	(864)
Other	(46)	--	(46)
Balance at December 31, 2010	768	(10,196)	(9,428)
Current period charge	(886)	(9,012)	(9,898)
Income tax benefit	--	3,282	3,282
Balance at December 31, 2011	(118)	(15,926)	(16,044)
Current period credit (charge)	437	(987)	(550)
Income tax benefit	--	312	312
Balance at December 31, 2012	$319	$(16,601)	$(16,282)

Note F - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note F - Income Taxes

The components of income before income taxes are:

	2012	2011	2010
United States	$40,019	$37,329	$34,593
Foreign countries	2,428	5,356	3,740
Income tax expense	$42,447	$42,685	$38,333

The components of income tax expense are:

	2012	2011	2010
Current expense:
Federal	$11,542	$10,037	$6,369
Foreign	(324)	1,576	1,064
State and local	1,021	761	771
	12,239	12,374	8,204
Deferred expense (benefit):
Federal	2,109	1,429	4,138
Foreign	(189)	(101)	(42)
State and local	85	179	70
	2,005	1,507	4,166
Income tax expense	$14,244	$13,881	$12,370

The reconciliation between income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to income before income taxes is:

	2012	2011	2010
Income taxes at statutory rate	$14,856	$14,940	$13,417
State and local income taxes, net of federal tax benefit	719	611	547
Research and development tax credits	-	(375)	(350)
Domestic production activities	(980)	(811)	(599)
Lower foreign taxes differential	(528)	(577)	(439)
Uncertain tax positions	(236)	49	(234)
Other	413	44	28
	$14,244	$13,881	$12,370

Deferred tax assets and liabilities consist of:

	2012	2011	2010
Deferred tax assets:
Inventories	$170	$49	$-
Accrued liabilities	2,430	2,506	2,237
Postretirement health benefits obligation	7,848	8,060	7,849
Pension	1,217	873	-
Other	452	1,634	1,834
	12,117	13,122	11,920

Deferred tax liabilities:
Inventories	-	-	391
Depreciation and amortization	14,376	13,419	11,524
Pension	-	-	2,001
	14,376	13,419	13,916
Net deferred tax liabilities	$(2,259)	$(297)	$(1,996)

The Company made income tax payments of $12.0 million, $10.3 million and $8.1 million in 2012, 2011 and 2010, respectively.

At December 31, 2012, total unrecognized tax benefits were $421,000. Of the total, $311,000 of unrecognized tax benefits, if ultimately recognized, would reduce the Company’s annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at beginning of year	$1,423	$1,298	$1,461
Additions based on tax positions related to the current year	68	132	106
(Reduction) additions for tax positions of prior years	(1)	117	149
Reductions due to lapse of applicable statute of limitations	(131)	(124)	(157)
Settlements	(938)	-	(261)
Balance at end of year	$421	$1,423	$1,298

The Company is subject to income taxes in the U.S. federal and various state, local and foreign jurisdictions.  Income tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply.  With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2009.

During 2012, examinations were completed by the Canadian Revenue Agency for years 2004 through 2006 and by the Internal Revenue Service for 2009 and 2010.  An adjustment for $140,000 was made to the 2009 and 2010 U.S. tax returns, which also resulted in a $40,000 refund on the Company’s Irish tax returns. An adjustment of $315,000 was made to the Company’s 2004 through 2008 Canadian tax returns, partially offset by approximately $250,000 from U.S. tax refunds due to additional foreign tax credits generated from the Canadian exam.

The statutes of limitations in taxing jurisdictions expire in varying periods. The Company has no unrecognized tax benefits recorded for periods which the relevant statutes of limitations expire in the next 12 months.

The Company has not provided an estimate for any U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries that might be payable if these earnings were repatriated since the Company considers these amounts to be permanently invested.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense for all periods presented. The Company accrued approximately $91,000, $361,000 and $310,000 for the payment of interest and penalties at December 31, 2012, 2011 and 2010 respectively.

Note G - Pensions and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note G - Pensions and Other Postretirement Benefits

The Company sponsors a defined benefit pension plan (“Plan”) covering certain domestic employees. Benefits are based on each covered employee’s years of service and compensation. The Plan is funded in conformity with the funding requirements of applicable U.S. regulations. The Plan was closed to new participants effective January 1, 2008.  Employees hired after this date participate in an enhanced 401(k) plan instead of the defined benefit pension plan.

Additionally, the Company sponsors defined contribution pension plans covering certain domestic employees and all Canadian employees. Total contributions for the plans in 2012, 2011 and 2010 were $1.3 million, $1.0 million and $928,000, respectively.

The Company also sponsors a non-contributory defined benefit health care plan that provides health benefits to certain domestic and Canadian retirees and their spouses.  The Company funds the cost of these benefits as incurred.  For measurement purposes, and based on maximum benefits as defined by the plan, a zero percent annual rate of increase in the per capita cost of covered health care benefits for retirees age 65 and over was assumed for 2012 and is expected to remain constant going forward. A 5% rate of increase for retirees under age 65 was assumed.

The Company recognizes the obligations associated with its defined benefit pension plan and defined benefit health care plan in its consolidated financial statements. The following table presents the plans’ funded status as of the measurement date reconciled with amounts recognized in the Company’s consolidated balance sheets:

	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation at end of year	$65,427	$58,278	$23,794	$24,094
Change in benefit obligation:
Benefit obligation at beginning of year	$72,325	$62,865	$24,094	$23,882
Service cost	3,188	2,856	1,156	1,052
Interest cost	2,803	3,068	871	1,107
Settlement loss	263	177	-	-
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Effect of foreign exchange	-	-	24	(20)
Actuarial loss or (gain)	9,543	10,004	(1,027)	(636)
Benefit obligation at end of year	$81,148	$72,325	$23,794	$24,094

Change in plan assets:
Fair value of plan assets at beginning of year	$65,754	$64,150	$-	$-
Actual return on plan assets	7,651	1,049	-	-
Employer contributions	7,200	7,200	1,324	1,291
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Fair value of plan assets at end of year	73,631	65,754	-	-
Funded status at end of year	$(7,517)	$(6,571)	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$-	$-	$(1,394)	$(1,389)
Noncurrent liabilities	(7,517)	(6,571)	(22,399)	(22,705)
	$(7,517)	$(6,571)	$(23,793)	$(24,094)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss or (gain)	$35,029	$33,658	$(8,154)	$(7,770)
Deferred tax (benefit) expense	(13,434)	(12,931)	3,160	2,969
After tax actuarial loss or (gain)	$21,595	$20,727	$(4,994)	$(4,801)

Components of net periodic benefit cost:
Service cost	$3,188	$2,856	$1,156	$1,052
Interest cost	2,803	3,068	871	1,107
Expected return on plan assets	(4,591)	(4,539)	-	-
Recognized actuarial loss or (gain)	2,441	1,675	(647)	(656)
Settlement loss	2,935	3,010	-	-
Net periodic benefit cost	$6,776	$6,070	$1,380	$1,503

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$1,371	$8,985	$(384)	$20
Total income recognized in net periodic benefit cost and other comprehensive income	$8,147	$15,055	$996	$1,523

During the fourth quarter of 2012 and 2011, the Company recorded non-cash settlement losses relating to retirees that received lump-sum distributions from the Company’s defined benefit pension plan totaling $2.9 million and $3.0 million, respectively. These charges were the result of lump-sum payments to retirees in 2012 and 2011 which exceeded the plan’s actuarial service and interest costs threshold in each of 2012 and 2011.

The prior service cost is amortized on a straight-line basis over the average estimated remaining service period of active participants. The unrecognized actuarial gain or loss in excess of the greater of 10% of the benefit obligation or the market value of plan assets is also amortized on a straight-line basis over the average estimated remaining service period of active participants.

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.40%	4.00%	3.20%	3.76%
Rate of compensation increase	3.50%	3.50%	-	-

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.00%	5.00%	3.76%	4.85%
Expected long-term rate of return on plan assets	7.00%	7.00%	-	-
Rate of compensation increase	3.50%	3.50%	-	-

The investment return of the Company’s Pension Plan asset allocation is currently measured against those of a target portfolio consisting of 60% fixed income securities and 40% equities.

Currently, equities (including all convertible securities) may comprise up to 70% of the Plan’s assets market value, with a minimum requirement of 20%. Fixed income/floating rate securities (including preferred stocks and cash equivalents) should not exceed 80% of the Plan’s market value and may represent as little as 30%. Cash and cash equivalents (including all senior debt securities with less than one year to maturity) may comprise up to 40% of the Plan’s market value. Cash and cash equivalents may constitute zero assets in the Account at the manager’s discretion. Non-U.S. corporate securities may comprise up to 35% of the account.

Financial instruments included in pension plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology. Level 1 assets are based on unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets. Level 2 assets are valued at inputs other than quoted prices in active markets for identical assets that are observable either directly or indirectly for substantially the full term of the assets. Level 3 assets are valued based on unobservable inputs for the asset (i.e., supported by little or no market activity). These inputs include management’s own assessments about the assumptions that market participants would use in pricing assets (including assumptions about risk). The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

All of the Plan’s assets are in level 1 within the fair value hierarchy, and the following table sets forth by asset class the Pension Plan’s assets:

	2012	%	2011	%
Asset allocation by category:
U.S. equity	$18,073	25	$12,439	19
Non-U.S. equity	9,555	13	6,493	10
Balanced	6,210	8	7,961	12
U.S. fixed income	39,778	54	38,837	59
Cash and cash equivalents	15	-	24	-
Total fair value of Plan assets	$73,631	100	$65,754	100

Contributions

The Company currently expects to contribute $7.2 million to its Pension Plan in 2013.

Expected future benefit payments

Future benefit payments are expected to be paid as follows based on most recent actuarial calculations:

	2013	2014	2015	2016	2017	Thereafter
Pension	$4,776	$6,837	$6,723	$5,924	$6,677	$32,292
Postretirement	1,416	1,430	1,489	1,561	1,642	9,234

A one percentage point increase in the assumed health care trend rate would increase postretirement expense by approximately $213,000, changing the benefit obligation by approximately $2.0 million; while a one percentage point decrease in the assumed health care trend rate would decrease postretirement expense by approximately $201,000, changing the benefit obligation by approximately $1.9 million.

A one percentage point change in the assumed rate of return on the defined benefit pension plan assets is estimated to have an approximate $656,000 effect on pension expense. Additionally, a one percentage point increase in the discount rate is estimated to have a $1.4 million decrease in pension expense, while a one percentage point decrease in the discount rate is estimated to have a $1.6 million increase in pension expense.

Note H - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
Note H – Goodwill and Other Intangible Assets

The major components of goodwill and other intangible assets are:

	2012		2011
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$8,366	$1,582	$5,274	$1,011
Technology & drawings	5,790	1,379	4,600	1,118
Other intangibles	1,560	1,453	1,557	1,413
Total finite-lived intangible assets	15,716	4,414	11,431	3,542
Goodwill	17,452	-	14,672	-
Trade names & trademarks	3,532	-	2,920	-
Total	$36,700	$4,414	$29,023	$3,542

Amortization of intangible assets in 2012, 2011 and 2010 was $869,000, $955,000 and $421,000, respectively. Amortization of these intangible assets for 2013 through 2017 is expected to approximate $1.2 million per year. Pursuant to the acquisitions described in Note J, the Company recognized customer relationships of $3.1 million, technology and drawings of $1.2 million, trade names and trademarks of $612,000 and a goodwill of $2.8 million. The remaining changes occurring in 2012 relate to foreign currency translation effects and amortization.

Note I - Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note I – Business Segment Information

The Company operates in one business segment comprising the design, manufacture and sale of pumps and pump systems. The Company’s products are used in water, wastewater, construction, dewatering, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilation and air conditioning (HVAC), military and other liquid-handling applications. The pumps and pump systems are marketed in the United States and worldwide through a network of more than 1,000 distributors, through manufacturers’ representatives, through third-party distributor catalogs and by direct sales. International sales are made primarily through foreign distributors and representatives. The Company sells to more than 120 countries around the world. The components of customer sales, determined based on the location of customers are:

	2012	%	2011	%	2010	%
United States	$239,153	64	$241,405	67	$180,705	61
Foreign countries	136,538	36	118,085	33	116,103	39
Total	$375,691	100	$359,490	100	$296,808	100

Note J - Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
Note J – Acquisitions

During the year ended December 31, 2012, the Company completed two business combinations. The results of operations of the acquired companies have been included in Gorman-Rupp’s consolidated results since the effective date of each transaction. The Company financed the all-cash acquisitions through cash on hand and borrowed $17.0 million under a short-term unsecured bank loan agreement. Supplemental pro forma information has not been provided as the acquisitions did not have a material impact on the Company’s consolidated results of operations individually or in aggregate.

In September, the Company’s wholly-owned subsidiary, GR Africa, purchased the business of Pumptron through internally generated cash flows. Pumptron has been an international value-added distributor for Gorman-Rupp for over 25 years and will further enhance the Company’s continuing international expansion. Founded in 1986, Pumptron is a leading provider of water-related pumping solutions primarily serving the construction, mining, agricultural and municipal markets in South Africa and increasingly throughout other sub-Sahara African countries. Pumptron is headquartered in Johannesburg with operating locations in Cape Town and Durban, all in South Africa, and had approximately $10 million in revenue primarily from sales of Gorman-Rupp products during its fiscal year 2012.

In December, the Company’s wholly-owned subsidiary, National Pump Company, acquired substantially all of the assets and certain liabilities of American Turbine. Founded in 1975, American Turbine is a group of companies that collectively are a leading manufacturer and distributor of energy-efficient vertical turbine and submersible pumps primarily serving agricultural, municipal and industrial markets, both domestically and globally. During 2011, American Turbine had approximately $15 million in revenue from sales of its products through its Lubbock, Texas headquarters and two other locations in Houston, Texas and Fresno, California. American Turbine will expand sales in target growth markets and complement existing brands of National Pump Company which was acquired in 2010. In addition, the acquired facilities will provide additional capacity, including machining and testing capabilities.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]
Consolidation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated. Earnings per share are calculated based on the weighted-average number of common shares outstanding.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents and Short-Term Investments

The Company considers highly liquid instruments with maturities of 90 days or less to be cash equivalents. The Company periodically makes short-term investments for which cost approximates fair value. Short-term investments at December 31, 2012 and 2011 consist primarily of certificates of deposit.

Receivables, Policy [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses from the failure of its customers to make required payments for products delivered. The Company estimates this allowance based on knowledge of the financial condition of customers, review of historical receivables and reserve trends and other relevant information.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. The costs for approximately 73% of inventories at December 31, 2012 and 82% of inventories at December 31, 2011 are determined using the last-in, first-out (LIFO) method, with the remainder determined using the first-in, first-out method (FIFO) applied on a consistent basis. Cost components include materials, inbound freight costs, labor and allocations of fixed and variable overheads on an absorption costing basis.

Property, Plant and Equipment, Policy [Policy Text Block]
Long-Lived Assets

Property, plant and equipment are stated on the basis of cost. Repairs and maintenance costs are expensed as incurred. Depreciation for property, plant and equipment and amortization for finite-lived intangible assets are computed principally by the straight-line method over the estimated useful lives of the assets and are included in cost of products sold and selling, general and administrative expenses based on the use of the assets. Depreciation expense was $11.2 million, $10.5 million and $10.2 million during 2012, 2011 and 2010, respectively.

Depreciation of property, plant and equipment is determined based on the following lives:

Buildings (years)	20	-	50
Machinery and equipment (years)	5	-	15
Software (years)	3	-	5

Amortization of finite-lived intangible assets is determined based on the following lives:

Technology and drawings (years)	15	-	20
Customer relationships (years)	9	-	10
Other intangibles (years)	2	-	18

Long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recovered through future net cash flows generated by the assets. Impairment losses may be recorded when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts based on the excess of the carrying amounts over the estimated fair value of the assets

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Indefinite-Lived Intangible Assets

Goodwill and indefinite-lived intangible assets recognized in connection with business combinations are not amortized to expense. Indefinite-lived intangible assets primarily consist of trademarks and trade names.  Goodwill and indefinite-lived intangible assets are tested annually for impairment as of October 1, or whenever events or changes in circumstances indicate there may be a possible permanent loss of value in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles-Goodwill and Other.

Goodwill is tested for impairment at the applicable reporting unit level and is based on the net assets for the applicable reporting unit, including goodwill and intangible assets. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

In assessing the qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, we identify and assess relevant drivers of fair value and events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgments and assumptions. The judgements and assumptions include the identification of macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, Company-specific events and share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact.

If our qualitative assessment concludes that it is more likely than not that impairment exists then a quantitative assessment is required. In a quantitative assessment, a discounted cash flow model is used to estimate the fair value of each reporting unit which considers forecasted cash flows discounted at a market based weighted-average cost of capital. The forecasted cash flows are based on the Company’s long-term operating plan and the weighted-average cost of capital is an estimate of the overall after-tax rate of return of market participants. Other valuation techniques including comparative market multiples are used when appropriate. Discount rate assumptions are based on an assessment of the risk inherent in the future cash flows of the respective reporting units.

The Company has completed its annual goodwill impairment test for each year presented and concluded no reporting unit was at risk of failing the impairment test for any periods presented herein.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-02 which amends the rules for testing indefinite-lived intangible assets other than goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount similar to the goodwill impairment testing described above. The Company early-adopted ASU 2012-02 for its October 1, 2012 annual impairment test. The Company has completed its annual impairment test and concluded that the fair value of indefinite-lived intangible assets substantially exceeded the respective carrying values.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s revenues from product sales are generally recognized when all of the following criteria are met:  persuasive evidence of a sale arrangement exists, the price is fixed or determinable, product delivery has occurred or services have been rendered, there are no further obligations to customers and collectability is probable.  Product delivery occurs when the risks and rewards of ownership and title pass, which normally occurs upon shipment to the customer.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

The Company generally does not require collateral from its customers and has a very good collection history.  There were no sales to a single customer that exceeded 10% of total net sales for the years ended December 31, 2012, 2011 or 2010.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Costs The Company classifies all amounts billed to customers for shipping and handling as revenue and reflects related shipping and handling costs in cost of products sold.
Advertising Costs, Policy [Policy Text Block]	Advertising The Company expenses all advertising costs as incurred, which for the years ended December 31, 2012, 2011 and 2010 totaled $3.5 million, $3.4 million and $3.2 million, respectively.
Standard Product Warranty, Policy [Policy Text Block]
Product Warranties

A liability is established for estimated future warranty and service claims based on historical claims experience and specific product failures. The Company expenses warranty costs directly to cost of products sold.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

Assets and liabilities of the Company’s operations outside the United States which are accounted for in a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates. Revenues and expenses are translated at weighted-average exchange rates effective during the year. Foreign currency translation gains and losses are included as a component of accumulated other comprehensive income (loss) within equity.

Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in net income.

Fair Value of Financial Instruments, Policy [Policy Text Block]	Fair Value The carrying value of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximates their fair value.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification, Policy [Policy Text Block]	Reclassification Certain amounts for 2010 and 2011 have been reclassified to conform to the 2012 presentation.

Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Product Warranty Liability [Table Text Block]
	2012	2011	2010
Balance at beginning of year	$1,228	$1,543	$1,863
Provision	1,394	1,081	1,217
Claims	(1,489)	(1,396)	(1,537)
Balance at end of year	$1,133	$1,228	$1,543

Note D - Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	2014	2015	2016	2017	Thereafter	Total
$919	$781	$398	$356	$218	$1,410	$4,082

Note E - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Comprehensive Income (Loss) [Table Text Block]
	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2010	$675	$(11,745)	$(11,070)
Current period credit	139	2,413	2,552
Income tax expense	--	(864)	(864)
Other	(46)	--	(46)
Balance at December 31, 2010	768	(10,196)	(9,428)
Current period charge	(886)	(9,012)	(9,898)
Income tax benefit	--	3,282	3,282
Balance at December 31, 2011	(118)	(15,926)	(16,044)
Current period credit (charge)	437	(987)	(550)
Income tax benefit	--	312	312
Balance at December 31, 2012	$319	$(16,601)	$(16,282)

Note F - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
United States	$40,019	$37,329	$34,593
Foreign countries	2,428	5,356	3,740
Income tax expense	$42,447	$42,685	$38,333

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current expense:
Federal	$11,542	$10,037	$6,369
Foreign	(324)	1,576	1,064
State and local	1,021	761	771
	12,239	12,374	8,204
Deferred expense (benefit):
Federal	2,109	1,429	4,138
Foreign	(189)	(101)	(42)
State and local	85	179	70
	2,005	1,507	4,166
Income tax expense	$14,244	$13,881	$12,370

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
Income taxes at statutory rate	$14,856	$14,940	$13,417
State and local income taxes, net of federal tax benefit	719	611	547
Research and development tax credits	-	(375)	(350)
Domestic production activities	(980)	(811)	(599)
Lower foreign taxes differential	(528)	(577)	(439)
Uncertain tax positions	(236)	49	(234)
Other	413	44	28
	$14,244	$13,881	$12,370

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011	2010
Deferred tax assets:
Inventories	$170	$49	$-
Accrued liabilities	2,430	2,506	2,237
Postretirement health benefits obligation	7,848	8,060	7,849
Pension	1,217	873	-
Other	452	1,634	1,834
	12,117	13,122	11,920

Deferred tax liabilities:
Inventories	-	-	391
Depreciation and amortization	14,376	13,419	11,524
Pension	-	-	2,001
	14,376	13,419	13,916
Net deferred tax liabilities	$(2,259)	$(297)	$(1,996)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011	2010
Balance at beginning of year	$1,423	$1,298	$1,461
Additions based on tax positions related to the current year	68	132	106
(Reduction) additions for tax positions of prior years	(1)	117	149
Reductions due to lapse of applicable statute of limitations	(131)	(124)	(157)
Settlements	(938)	-	(261)
Balance at end of year	$421	$1,423	$1,298

Note G - Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation at end of year	$65,427	$58,278	$23,794	$24,094
Change in benefit obligation:
Benefit obligation at beginning of year	$72,325	$62,865	$24,094	$23,882
Service cost	3,188	2,856	1,156	1,052
Interest cost	2,803	3,068	871	1,107
Settlement loss	263	177	-	-
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Effect of foreign exchange	-	-	24	(20)
Actuarial loss or (gain)	9,543	10,004	(1,027)	(636)
Benefit obligation at end of year	$81,148	$72,325	$23,794	$24,094

Change in plan assets:
Fair value of plan assets at beginning of year	$65,754	$64,150	$-	$-
Actual return on plan assets	7,651	1,049	-	-
Employer contributions	7,200	7,200	1,324	1,291
Benefits paid	(6,974)	(6,645)	(1,324)	(1,291)
Fair value of plan assets at end of year	73,631	65,754	-	-
Funded status at end of year	$(7,517)	$(6,571)	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$-	$-	$(1,394)	$(1,389)
Noncurrent liabilities	(7,517)	(6,571)	(22,399)	(22,705)
	$(7,517)	$(6,571)	$(23,793)	$(24,094)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss or (gain)	$35,029	$33,658	$(8,154)	$(7,770)
Deferred tax (benefit) expense	(13,434)	(12,931)	3,160	2,969
After tax actuarial loss or (gain)	$21,595	$20,727	$(4,994)	$(4,801)

Components of net periodic benefit cost:
Service cost	$3,188	$2,856	$1,156	$1,052
Interest cost	2,803	3,068	871	1,107
Expected return on plan assets	(4,591)	(4,539)	-	-
Recognized actuarial loss or (gain)	2,441	1,675	(647)	(656)
Settlement loss	2,935	3,010	-	-
Net periodic benefit cost	$6,776	$6,070	$1,380	$1,503

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$1,371	$8,985	$(384)	$20
Total income recognized in net periodic benefit cost and other comprehensive income	$8,147	$15,055	$996	$1,523

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.40%	4.00%	3.20%	3.76%
Rate of compensation increase	3.50%	3.50%	-	-

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.00%	5.00%	3.76%	4.85%
Expected long-term rate of return on plan assets	7.00%	7.00%	-	-
Rate of compensation increase	3.50%	3.50%	-	-

Schedule of Allocation of Plan Assets [Table Text Block]
	2012	%	2011	%
Asset allocation by category:
U.S. equity	$18,073	25	$12,439	19
Non-U.S. equity	9,555	13	6,493	10
Balanced	6,210	8	7,961	12
U.S. fixed income	39,778	54	38,837	59
Cash and cash equivalents	15	-	24	-
Total fair value of Plan assets	$73,631	100	$65,754	100

Schedule of Expected Benefit Payments [Table Text Block]
	2013	2014	2015	2016	2017	Thereafter
Pension	$4,776	$6,837	$6,723	$5,924	$6,677	$32,292
Postretirement	1,416	1,430	1,489	1,561	1,642	9,234

Note H - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]
	2012		2011
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$8,366	$1,582	$5,274	$1,011
Technology & drawings	5,790	1,379	4,600	1,118
Other intangibles	1,560	1,453	1,557	1,413
Total finite-lived intangible assets	15,716	4,414	11,431	3,542
Goodwill	17,452	-	14,672	-
Trade names & trademarks	3,532	-	2,920	-
Total	$36,700	$4,414	$29,023	$3,542

Note I - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2012	%	2011	%	2010	%
United States	$239,153	64	$241,405	67	$180,705	61
Foreign countries	136,538	36	118,085	33	116,103	39
Total	$375,691	100	$359,490	100	$296,808	100

Note A - Summary of Significant Accounting Policies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Percentage of LIFO Inventory	73.00%	82.00%		82.00%
Depreciation (in Dollars)	$ 11.2	$ 10.5	$ 10.2
Concentration Risk, Percentage		10.00%		10.00%
Advertising Expense (in Dollars)	$ 3.5	$ 3.4	$ 3.2
Percentage Of Total Sales Benchmark [Member]
Concentration Risk, Percentage	10.00%
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Technology And Drawings [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Minimum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Technology And Drawings [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Asset, Useful Life	18 years

Note A - Summary of Significant Accounting Policies (Detail) - Product Warranties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 1,228	$ 1,543	$ 1,863
Provision	1,394	1,081	1,217
Claims	(1,489)	(1,396)	(1,537)
Balance at end of year	$ 1,133	$ 1,228	$ 1,543

Note B - Allowance for Doubtful Accounts (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 561,000	$ 433,000

Note C - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Excess of Replacement or Current Costs over Stated LIFO Value	$ 53.2	$ 50.7
Inventory Valuation Reserves	$ 3.3	$ 3

Note D - Financing Arrangements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 17, 2012	Oct. 01, 2010
Unsecured Debt	$ 5,000,000	$ 10,000,000		$ 17,000,000	$ 35,000,000
Debt Instrument, Basis Spread on Variable Rate	0.75%				0.75%
Line of Credit Facility, Amount Outstanding	19,300,000	20,000,000
Letters of Credit Outstanding, Amount	5,100,000
Line of Credit Facility, Remaining Borrowing Capacity	4,900,000	5,000,000
Interest Expense, Debt	122,000	179,000	175,000
Operating Leases, Rent Expense	1.1	866,000	852,000
LIBOR Rate Spread On Unsecured Bank Loan [Member]
Debt Instrument, Basis Spread on Variable Rate				0.75%
Bank Line Of Credit Maturing November 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	20,000,000
LIBOR Rate Spread On Bank Line Of Credit [Member]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Bank Line Of Credit Maturing November 2012 [Member]
Letters of Credit Outstanding, Amount	700,000
Bank Line Of Credit Maturing May 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	10,000,000
Bank Line Of Credit Maturing May 2012 [Member]
Letters of Credit Outstanding, Amount		$ 5,000,000

Note D - Financing Arrangements (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
$ 919
781
398
356
218
1,410
$ 4,082

Note E - Accumulated Other Comprehensive Loss (Detail) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheet (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ (16,282)	$ (16,044)
Currency Translation Adjustments [Member]
Balance	(118)	768	675
Current period credit (charge)	437	(886)	139
Other			(46)
Balance	319	(118)	768
Pension And OPEB Adjustments [Member]
Balance	(15,926)	(10,196)	(11,745)
Current period credit (charge)	(987)	(9,012)	2,413
Income tax benefit (expense)	312	3,282	(864)
Balance	(16,601)	(15,926)	(10,196)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(16,044)	(9,428)	(11,070)
Current period credit (charge)	(550)	(9,898)	2,552
Income tax benefit (expense)	312	3,282	(864)
Other			(46)
Balance	$ (16,282)	$ (16,044)	$ (9,428)

Note F - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Income Taxes Paid	$ 12,000,000	$ 10,300,000	$ 8,100,000
Unrecognized Tax Benefits	421,000	1,423,000	1,298,000	1,461,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	311,000
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	250,000
Income Tax Examination, Penalties and Interest Accrued	91,000	361,000	310,000
Internal Revenue Service (IRS) [Member]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	140,000
Irish Tax Returns [Member]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	40,000
Canadian Tax Returns [Member]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 315,000

Note F - Income Taxes (Detail) - Components of Income Before Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States	$ 40,019	$ 37,329	$ 34,593
Foreign countries	2,428	5,356	3,740
Income tax expense	$ 42,447	$ 42,685	$ 38,333

Note F - Income Taxes (Detail) - Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense:
Federal	$ 11,542	$ 10,037	$ 6,369
Foreign	(324)	1,576	1,064
State and local	1,021	761	771
	12,239	12,374	8,204
Deferred expense (benefit):
Federal	2,109	1,429	4,138
Foreign	(189)	(101)	(42)
State and local	85	179	70
	2,193	1,608	4,166
Income tax expense	14,244	13,881	12,370
Total [Member]
Deferred expense (benefit):
	$ 2,005	$ 1,507	$ 4,166

Note F - Income Taxes (Detail) - Reconciliation Of Income Tax Expense By Applying The Statutory Federal Rate (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes at statutory rate	$ 14,856	$ 14,940	$ 13,417
State and local income taxes, net of federal tax benefit	719	611	547
Research and development tax credits		(375)	(350)
Domestic production activities	(980)	(811)	(599)
Lower foreign taxes differential	(528)	(577)	(439)
Uncertain tax positions	(236)	49	(234)
Other	413	44	28
	$ 14,244	$ 13,881	$ 12,370

Note F - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventories	$ 170	$ 49
Accrued liabilities	2,430	2,506	2,237
Postretirement health benefits obligation	7,848	8,060	7,849
Pension	1,217	873
Other	452	1,634	1,834
	12,117	13,122	11,920
Deferred tax liabilities:
Inventories			391
Depreciation and amortization	14,376	13,419	11,524
Pension			2,001
	14,376	13,419	13,916
Net deferred tax liabilities	$ (2,259)	$ (297)	$ (1,996)

Note F - Income Taxes (Detail) - Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 1,423,000	$ 1,298,000	$ 1,461,000
Additions based on tax positions related to the current year	68,000	132,000	106,000
(Reduction) additions for tax positions of prior years	(1,000)	117,000	149,000
Reductions due to lapse of applicable statute of limitations	(131,000)	(124,000)	(157,000)
Settlements	(938,000)		(261,000)
Balance at end of year	$ 421,000	$ 1,423,000	$ 1,298,000

Note G - Pensions and Other Postretirement Benefits (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 01, 2012
Pension and Other Postretirement Benefit Contributions (in Dollars)		$ 7,200,000	$ 7,200,000	$ 7,200,000
Noncash Contribution Expense (in Dollars)	3,000,000	2,900,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		10.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year (in Dollars)					7,200,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components (in Dollars)		213,000
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation (in Dollars)		2,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components (in Dollars)		201,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation (in Dollars)		1,900,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		1.00%
Defined Benefit Plan Effect On Pension Expense (in Dollars)		1,600,000
Contributions To 401K Plan [Member]
Pension and Other Postretirement Benefit Contributions (in Dollars)		1.3	1	928,000
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		80.00%
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		30.00%
Fixed Income Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations		60.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		70.00%
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		20.00%
Equity Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations		40.00%
Cash Equivalents [Member] | Maximum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		40.00%
Cash Equivalents [Member] | Minimum [Member]
Defined Benefit Plan, Target Plan Asset Allocations		0.00%
Non US Corporate Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations		35.00%
Retirees Under Age 65 [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%
Percentage Increase In Health Care Trend [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		1.00%
Percentage Decrease In Health Care Trend [Member]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		1.00%
Change In Return On Plan Assets [Member]
Defined Benefit Plan Effect On Pension Expense (in Dollars)		656,000
Percentage Increase In Discount Rate [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		1.00%
Change In Discount Rate [Member]
Defined Benefit Plan Effect On Pension Expense (in Dollars)		$ 1,400,000
Percentage Decrease In Discount Rate [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		1.00%

Note G - Pensions and Other Postretirement Benefits (Detail) - Amounts Recognized in the Company’s Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of plan assets at end of year	$ 73,631	$ 65,754
Noncurrent liabilities	7,517	6,571
Pension Plan [Member]
Accumulated benefit obligation at end of year	65,427	58,278
Benefit obligation at beginning of year	72,325	62,865
Service cost	3,188	2,856
Interest cost	2,803	3,068
Settlement loss	263	177
Benefits paid	(6,974)	(6,645)
Actuarial loss or (gain)	9,543	10,004
Benefit obligation at end of year	81,148	72,325
Fair value of plan assets at beginning of year	65,754	64,150
Actual return on plan assets	7,651	1,049
Employer contributions	7,200	7,200
Fair value of plan assets at end of year	73,631	65,754
Funded status at end of year	(7,517)	(6,571)
Noncurrent liabilities	(7,517)	(6,571)
	(7,517)	(6,571)
Net actuarial loss or (gain)	35,029	33,658
Deferred tax (benefit) expense	(13,434)	(12,931)
After tax actuarial loss or (gain)	21,595	20,727
Service cost	3,188	2,856
Expected return on plan assets	(4,591)	(4,539)
Recognized actuarial loss or (gain)	2,441	1,675
Settlement loss	2,935	3,010
Net periodic benefit cost	6,776	6,070
Net loss (gain)	1,371	8,985
Total income recognized in net periodic benefit cost and other comprehensive income	8,147	15,055
Postretirement Plan [Member]
Accumulated benefit obligation at end of year	23,794	24,094
Benefit obligation at beginning of year	24,094	23,882
Service cost	1,156	1,052
Interest cost	871	1,107
Benefits paid	(1,324)	(1,291)
Effect of foreign exchange	24	(20)
Actuarial loss or (gain)	(1,027)	(636)
Benefit obligation at end of year	23,794	24,094
Employer contributions	1,324	1,291
Current liabilities	(1,394)	(1,389)
Noncurrent liabilities	(22,399)	(22,705)
	(23,793)	(24,094)
Net actuarial loss or (gain)	(8,154)	(7,770)
Deferred tax (benefit) expense	3,160	2,969
After tax actuarial loss or (gain)	(4,994)	(4,801)
Service cost	1,156	1,052
Recognized actuarial loss or (gain)	(647)	(656)
Net periodic benefit cost	1,380	1,503
Net loss (gain)	(384)	20
Total income recognized in net periodic benefit cost and other comprehensive income	$ 996	$ 1,523

Note G - Pensions and Other Postretirement Benefits (Detail) - Assumptions Used	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	10.00%
Expected long-term rate of return on plan assets	1.00%
Pension Benefits [Member]
Discount rate	3.40%	4.00%
Rate of compensation increase	3.50%	3.50%
Discount rate	4.00%	5.00%
Expected long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%
Postretirment Benefits [Member]
Discount rate	3.20%	3.76%
Discount rate	3.76%	4.85%

Note G - Pensions and Other Postretirement Benefits (Detail) - Allocation of Plan Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts Allocated by Category	$ 73,631	$ 65,754
Percentage Allocations	100.00%	100.00%
Equity Securities [Member]
Amounts Allocated by Category	18,073	12,439
Percentage Allocations	25.00%	19.00%
Non US Corporate Securities [Member]
Amounts Allocated by Category	9,555	6,493
Percentage Allocations	13.00%	10.00%
Balanced [Member]
Amounts Allocated by Category	6,210	7,961
Percentage Allocations	8.00%	12.00%
Fixed Income Securities [Member]
Amounts Allocated by Category	39,778	38,837
Percentage Allocations	54.00%	59.00%
Cash and Cash Equivalents [Member]
Amounts Allocated by Category	$ 15	$ 24

Note G - Pensions and Other Postretirement Benefits (Detail) - Expected Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plan [Member]
2013	$ 4,776
2014	6,837
2015	6,723
2016	5,924
2017	6,677
Thereafter	32,292
Postretirment Benefits [Member]
2013	1,416
2014	1,430
2015	1,489
2016	1,561
2017	1,642
Thereafter	$ 9,234

Note H - Goodwill and Other Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 869,000	$ 955,000	$ 421,000
Amortization	1,200,000
Customer Relationships [Member]
Finite-lived Intangible Assets Acquired	3,100,000
Technology And Drawings [Member]
Finite-lived Intangible Assets Acquired	1,200,000
Trade Names And Trade Marks [Member]
Finite-lived Intangible Assets Acquired	612,000
Goodwill [Member]
Finite-lived Intangible Assets Acquired	$ 2,800,000

Note H - Goodwill and Other Intangible Assets (Detail) - Major Components of Goodwill and Other Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Member]
Historical Cost	$ 17,452	$ 14,672
Trade Names And Trade Marks [Member]
Historical Cost	3,532	2,920
Total [Member]
Historical Cost	36,700	29,023
Accumulated Amortization	4,414	3,542
Customer Relationships [Member]
Historical Cost	8,366	5,274
Accumulated Amortization	1,582	1,011
Technology And Drawings [Member]
Historical Cost	5,790	4,600
Accumulated Amortization	1,379	1,118
Other Intangible Assets [Member]
Historical Cost	1,560	1,557
Accumulated Amortization	1,453	1,413
Total [Member]
Historical Cost	15,716	11,431
Accumulated Amortization	$ 4,414	$ 3,542

Note I - Business Segment Information (Detail)	12 Months Ended
Dec. 31, 2012
Number of Reportable Segments	1
Number of Countries in which Entity Operates	120

Note I - Business Segment Information (Detail) - Components of Customer Sales Determined Based on the Location of Customers (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales by Location (in Dollars)	$ 375,691	$ 359,490	$ 296,808
Percentage of Sales	100.00%	100.00%	100.00%
United States [Member]
Sales by Location (in Dollars)	239,153	241,405	180,705
Percentage of Sales	64.00%	67.00%	61.00%
Foreign Countries [Member]
Sales by Location (in Dollars)	$ 136,538	$ 118,085	$ 116,103
Percentage of Sales	36.00%	33.00%	39.00%

Note J - Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Businesses Acquired	2
Unsecured Debt, Current	$ 17
Business Acquisition Revenue Of Acquired Entity	$ 10	$ 15